SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade accounts payable	$ 1,138,666	$ 667,396
Accrued liabilities	3,121,581	2,729,947
Trade payables and accrued liabilities	$ 4,260,247	$ 3,397,343